9. FAIR VALUE MEASUREMENT (Details - Level 3) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Derivative liabilities, beginning balance	$ 10,679,067
Reclassification of derivative liability to paid in capital	10,679,067	316,876	1,456,187	45,081
Derivative liabilities, ending balance			10,679,067
Fair Value Inputs Level 3 [Member]
Derivative liabilities, beginning balance	10,679,067	3,588,239	3,588,239
Recorded new derivative liabilities	0	0
Change in estimated fair value recognized in results of operations	0	2,304,702
Reclassification of derivative liability to paid in capital	(10,679,067)	(316,876)
Derivative liabilities, ending balance	$ 0	$ 5,576,065